INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments Disclosure [Abstract]
INVESTMENTS
INVESTMENTS
Investments in debt and marketable securities, other than investments accounted for under the equity method, are classified as trading, available-for-sale or held-to-maturity. Our marketable equity investments are classified as either trading or available-for-sale with their cost basis determined by the specific identification method. Our investments in debt securities are carried at either amortized cost or fair value. Investments in debt securities that the Company has the positive intent and ability to hold to maturity are carried at amortized cost and classified as held-to-maturity. Investments in debt securities that are not classified as held-to-maturity are carried at fair value and classified as either trading or available-for-sale. Realized and unrealized gains and losses on trading securities and realized gains and losses on available-for-sale securities are included in net income. Unrealized gains and losses, net of deferred taxes, on available-for-sale securities are included in our consolidated balance sheets as a component of AOCI, except for the change in fair value attributable to the currency risk being hedged. Refer to Note 5 for additional information related to the Company's fair value hedges of available-for-sale securities.
Trading Securities
As of December 31, 2012 and 2011, our trading securities had a fair value of $266 million and $211 million, respectively, and consisted primarily of equity securities. The Company had net unrealized gains on trading securities of $19 million as of December 31, 2012, and net unrealized losses of $5 million and $3 million as of December 31, 2011 and 2010, respectively. The Company's trading securities were included in the following captions in our consolidated balance sheets (in millions):

December 31,	2012	2011
Marketable securities	$184	$138
Other assets	82	73
Total trading securities	$266	$211

Available-for-Sale and Held-to-Maturity Securities
As of December 31, 2012 and 2011, available-for-sale and held-to-maturity securities consisted of the following (in millions):

		Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value
2012
Available-for-sale securities:[1,2]
Equity securities	$957	$441	$(10)	$1,388
Debt securities	3,169	46	(10)	3,205
	$4,126	$487	$(20)	$4,593
Held-to-maturity securities:
Bank and corporate debt	$—	$—	$—	$—
2011
Available-for-sale securities:[1]
Equity securities	$834	$237	$—	$1,071
Debt securities	332	1	(3)	330
	$1,166	$238	$(3)	$1,401
Held-to-maturity securities:
Bank and corporate debt	$113	$—	$—	$113

[1]	Refer to Note 16 for additional information related to the estimated fair value.

[2]
During 2012, the Company made a change to its overall cash management program. In an effort to manage counterparty risk and diversify our assets, the Company began to make additional investments in high-quality securities. These investments are primarily classified as available-for-sale securities.

The sale and/or maturity of available-for-sale securities resulted in the following activity (in millions):

Years Ending December 31,	2012	2011
Gross gains	$41	$5
Gross losses	(35)	(1)
Proceeds	5,036	37

The Company did not sell any available-for-sale securities during 2010.
In 2012, the Company had investments classified as available-for-sale securities in which our cost basis exceeded the fair value of our investment. Management assessed each of these investments on an individual basis to determine if the decline in fair value was other than temporary. Management's assessment as to the nature of a decline in fair value is based on, among other things, the length of time and the extent to which the market value has been less than our cost basis; the financial condition and near-term prospects of the issuer; and our intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. As a result of these assessments, management determined that the decline in fair value of these investments was not other than temporary and did not record any impairment charges.
In 2011 and 2010, the Company realized losses of $17 million and $26 million, respectively, due to other-than-temporary impairments of certain available-for-sale securities. These impairment charges were recorded in other income (loss) — net. Refer to Note 16 and Note 17.
During 2011, the Company began using one of its insurance captives to reinsure group annuity insurance contracts that cover the pension obligations of certain of our European pension plans. In accordance with local insurance regulations, our insurance captive is required to meet and maintain minimum solvency capital requirements. The Company elected to invest its solvency capital in a portfolio of available-for-sale securities, which have been classified in the line item other assets in our consolidated balance sheets because the assets are not available to satisfy our current obligations. As of December 31, 2012, and December 31, 2011, the Company's available-for-sale securities included solvency capital funds of $451 million and $285 million, respectively.
The Company's available-for-sale and held-to-maturity securities were included in the following captions in our consolidated balance sheets (in millions):

	December 31, 2012		December 31, 2011
	Available- for-Sale Securities	Held-to- Maturity Securities	Available- for-Sale Securities	Held-to- Maturity Securities
Cash and cash equivalents	$9	$—	$—	$112
Marketable securities	2,908	—	5	1
Other investments, principally bottling companies	1,087	—	986	—
Other assets	589	—	410	—
	$4,593	$—	$1,401	$113

The contractual maturities of these investments as of December 31, 2012, were as follows (in millions):

	Available-for-Sale Securities		Held-to-Maturity Securities
	Cost	Fair Value	Amortized Cost	Fair Value
Within 1 year	$1,003	$1,001	$—	$—
After 1 year through 5 years	1,590	1,598	—	—
After 5 years through 10 years	270	299	—	—
After 10 years	306	307	—	—
Equity securities	957	1,388	—	—
	$4,126	$4,593	$—	$—

The Company expects that actual maturities may differ from the contractual maturities above because borrowers have the right to call or prepay certain obligations.
Cost Method Investments
Cost method investments are initially recorded at cost, and we record dividend income when applicable dividends are declared. Cost method investments are reported as other investments in our consolidated balance sheets, and dividend income from cost method investments is reported in other income (loss) — net in our consolidated statements of income. We review all of our cost method investments quarterly to determine if impairment indicators are present; however, we are not required to determine the fair value of these investments unless impairment indicators exist. When impairment indicators exist, we generally use discounted cash flow analyses to determine the fair value. We estimate that the fair values of our cost method investments approximated or exceeded their carrying values as of December 31, 2012 and 2011. Our cost method investments had a carrying value of $145 million and $155 million as of December 31, 2012 and 2011, respectively.
In 2012, the Company recorded a charge of $16 million as a result of other-than-temporary declines in the fair values of certain cost method investments. This impairment was recorded in the line item other income (loss) — net in our consolidated statement of income. Refer to Note 16 for additional information related to this impairment.